Debt Securities Held-to-maturity - Delinquency status (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Held-to-maturity
Held to maturity securities	$ 79,461	$ 92,621
Obligations of Puerto Rico, States and political subdivisions
Debt Securities, Held-to-maturity
Held to maturity securities	73,476	81,029
Collateralized Mortgage Obligations - Federal agencies
Debt Securities, Held-to-maturity
Held to maturity securities	25	31
Securities in wholly owned statutory business trusts
Debt Securities, Held-to-maturity
Held to maturity securities	$ 5,960	$ 11,561